SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                              May 2, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

           AllianceBernstein Variable Products Series Fund, Inc.
            - AllianceBernstein Money Market Portfolio
            - AllianceBernstein Large Cap Growth Portfolio
            - AllianceBernstein Growth and Income Portfolio
            - AllianceBernstein Balanced Shares Portfolio
            - AllianceBernstein Utility Income Portfolio
            - AllianceBernstein Growth Portfolio
            - AllianceBernstein International Growth Portfolio
            - AllianceBernstein Global Technology Portfolio
            - AllianceBernstein Small Cap Growth Portfolio
            - AllianceBernstein Real Estate Investment Portfolio
            - AllianceBernstein International Value Portfolio
            - AllianceBernstein Small/Mid Cap Value Portfolio
            - AllianceBernstein Value Portfolio
            - AllianceBernstein U.S. Large Cap Blended Style Portfolio
            - AllianceBernstein Wealth Appreciation Strategy Portfolio
            - AllianceBernstein Balanced Wealth Strategy Portfolio
            - AllianceBernstein Global Research Growth Portfolio

          File Nos. 33-18647 and 811-05398
          ------------------------------------------

Dear Sir or Madam:

     On behalf of the above-referenced Portfolios (the "Portfolios") of the AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 29, 2008.

          A copy of the Statement of Additional Information for the Portfolios of the Fund will be filed under Rule 497(c) today.

                                        Sincerely,


                                        /s/ Young Seo
                                        -------------
                                            Young Seo

SK 00250 0292 878953